Wells, Pipelines, Properties, Plant and Equipment, Net	9 Months Ended
Sep. 30, 2021
Text block [abstract]
Wells, Pipelines, Properties, Plant and Equipment, Net
NOTE 13. WELLS, PIPELINES, PROPERTIES, PLANT AND EQUIPMENT, NET

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Unproductive fixed assets	Total fixed assets
Investment
Balances as of January 1, 2020	Ps.	848,841,327	13,092,824	460,935,077	1,303,668,946	63,318,227	326,482,942	50,407,562	16,355,218	139,925,440	44,149,536	—	3,267,177,099
Acquisitions		8,596,129	17,992	1,141,350	20,527,095	1,192,275	1,842,005	187,129	867,498	71,679,103	746,526	—	106,797,102
Reclassifications		(1,983,871)	—	140,460	—	(7,373)	—	296,647	(236,331)	44,364	41,165	16	(1,704,923)
Capitalization		918,736	—	8,681,048	32,142,329	19,870	2,797,069	5,198	—	(44,650,944)	86,694	—	—
(Impairment)		(29,570,104)	—	(8,034,598)	(16,942,654)	—	(9,746,182)	—	—	(787,330)	—	—	(65,080,868)
Reversal of impairment		12,660,669	153,456	8,318,731	45,682,705	429,790	13,937,937	8,159	—	—	—	—	81,191,447
Disposals		(1,371,888)	—	(1,585,018)	(151,405)	(5,630,559)	—	(2,220,453)	(461,591)	(1,134,183)	(248,065)	(16)	(12,803,178)

Balances as of September 30, 2020	Ps.	838,090,998	13,264,272	469,597,050	1,384,927,016	59,322,230	335,313,771	48,684,242	16,524,794	165,076,450	44,775,856	—	3,375,576,679

Balances as of January 1, 2020	Ps.	848,841,327	13,092,824	460,935,077	1,303,668,946	63,318,227	326,482,942	50,407,562	16,355,218	139,925,440	44,149,536	—	3,267,177,099
Acquisitions		13,934,129	246,351	1,911,502	15,602,539	1,118,794	3,696,726	294,329	552,865	131,963,334	543,472	—	169,864,041
Reclassifications		(1,446,201)	—	228,056	—	361,131	—	410,240	7,586	(1,234,963)	115,107	24,601	(1,534,443)
Capitalization		9,906,725	—	19,022,425	42,183,243	616,006	15,695,486	8,835	1,532	(87,150,784)	(283,468)	—	—
(Impairment)		(66,031,126)	—	(9,392,862)	(48,028,474)	(65,964)	(16,210,995)	—	—	(20,210,911)	—	—	(159,940,332)
Reversal of impairment		9,797,281	153,456	11,943,047	73,801,995	1,563,299	25,872,979	8,159	426,560	19,856	—	—	123,586,632
Disposals		(3,297,113)	—	(2,855,580)	—	(6,599,754)	(1,184,109)	(2,300,115)	(514,229)	(1,441,548)	(298,828)	(24,601)	(18,515,877)

Balances as of December 31, 2020	Ps.	811,705,022	13,492,631	481,791,665	1,387,228,249	60,311,739	354,353,029	48,829,010	16,829,532	161,870,424	44,225,819	—	3,380,637,120

Acquisitions		7,963,546	—	2,255,478	18,125,341	11,312	2,606,668	802,055	119,759	68,499,434	7,958	—	100,391,551
Reclassifications		3,154,806	—	(7,699)	105,873	65	(2,931,778)	2,082	73,211	(103,587)	41,205	1,625	335,803
Capitalization		1,520,740	—	2,256,417.00	28,673,456	287,955	2,148,170	129,397	—	(35,016,135)	—	—	—
(Impairment)		(13,949,961)	—	(11,353,737)	(24,319,176)	—	—	—	—	(1,324,521)	—	(1,421)	(50,948,816)
Reversal of impairment		17,595,386	—	1,550,200	66,330,576	—	3,264,122	—	328,176	122,820	—	—	89,191,280
Disposals		(118,695)	—	(115)	—	—	—	(86,428)	(24,619)	(71,339)	—	(204)	(301,400)

Balances as of September 30, 2021	Ps.	827,870,844	13,492,631	476,492,209	1,476,144,319	60,611,071	359,440,211	49,676,116	17,326,059	193,977,096	44,274,982	—	3,519,305,538

Accumulated depreciation and amortization
Balances as of January 1, 2020	Ps.	(481,465,163))	(5,517,449)	(189,419,296)	(1,025,041,461)	(43,624,163)	(193,535,087)	(43,047,957)	(7,977,961)	—	—	—	(1,989,628,537)
Depreciation and amortization		(32,245,718)	(317,678)	(9,980,978)	(44,243,938)	(1,470,291)	(8,531,806)	(1,701,812)	(688,889)	—	—	—	(99,181,110)
Reclassifications		2,009,065	—	(225,047)	—	7,496	—	(222,366)	135,775	—	—	—	1,704,923
Disposals		924,538	—	1,547,492	—	5,461,455	—	2,152,775	586,680	—	—	—	10,672,940

Balances as of September 30, 2020	Ps.	(510,777,278)	(5,835,127)	(198,077,829)	(1,069,285,399)	(39,625,503)	(202,066,893)	(42,819,360)	(7,944,395)	—	—	—	(2,076,431,784)

Balances as of January 1, 2020	Ps.	(481,465,163)	(5,517,449)	(189,419,296)	(1,025,041,461)	(43,624,163)	(193,535,087)	(43,047,957)	(7,977,961)	—	—	—	(1,989,628,537)
Depreciation and amortization		(42,071,837)	(384,993)	(14,042,861)	(56,325,342)	(1,989,834)	(11,671,929)	(2,249,987)	(895,037)	—	—	—	(129,631,820)
Reclassifications		1,782,525	—	(90,590)	—	(103,562)	—	(203,053)	149,123	—	—	—	1,534,443
Disposals		1,172,277	—	2,576,418	—	5,824,019	968,552	2,164,127	512,922	—	—	—	13,218,315

Balances as of December 31, 2020	Ps.	(520,582,198)	(5,902,442)	(200,976,329)	(1,081,366,803)	(39,893,540)	(204,238,464)	(43,336,870)	(8,210,953)	—	—	—	(2,104,507,599)

Depreciation and amortization		(26,230,863)	(313,450)	(10,943,480)	(49,210,710)	(1,368,441)	(10,650,961)	(1,493,639)	(408,477)	—	—	—	(100,620,021)
Reclassifications		(292,377)	—	(47,505)	—	(25,026)	49,841.00	1,296	(22,032)	—	—	—	(335,803)
Disposals		70,173	—	(70,669)	—	16,934	—	50,029	20,353	—	—	—	86,820

Balances as of September 30, 2021	Ps.	(547,035,265)	(6,215,892)	(212,037,983)	(1,130,577,513)	(41,270,073)	(214,839,584)	(44,779,184)	(8,621,109)	—	—	—	(2,205,376,603)

Wells, pipelines, properties, plant and equipment—net as of September 30, 2020	Ps.	327,313,720	7,429,145	271,519,221	315,641,617	19,696,727	133,246,878	5,864,882	8,580,399	165,076,450	44,775,856	—	1,299,144,895

Wells, pipelines, properties, plant and equipment—net as of December 31, 2020	Ps.	291,122,824	7,590,189	280,815,336	305,861,446	20,418,199	150,114,565	5,492,140	8,618,579	161,870,424	44,225,819	—	1,276,129,521

Wells, pipelines, properties, plant and equipment—net as of September 30, 2021	Ps.	280,835,579	7,276,739	264,454,226	345,566,806	19,340,998	144,600,627	4,896,932	8,704,950	193,977,096	44,274,982	—	1,313,928,935

Depreciation rates		3 to 5%	5%	2 to 7%	—	3 to 7%	4%	3 to 10%	4 to 20%
Estimated useful lives		20 to 35	20	15 to 45	—	33 to 35	25	3 to 10	5 to 25

(1)	Mainly wells, pipelines and plants.

A.
For the nine-month period ended September 30, 2021 and the year ended December 31, 2020, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps. 2,278,835 and Ps. 3,893,248, respectively. Financing costs during the nine-month period ended September 30, 2021 and the year ended December 31, 2020 were 6.15% to 6.48% and 5.75% to 7.08%, respectively.

B.
The combined depreciation of fixed assets and amortization of wells for the nine-month periods ended September 30, 2021 and 2020, recognized in operating costs and expenses, was Ps. 100,620,021, and Ps. 99,181,110, respectively, which includes costs related to plugging and abandonment of wells for the nine-month periods ended September 30, 2021 and 2020, of Ps. 111,453 and Ps. 2,243,267, respectively.

C.
As of September 30, 2021 and December 31, 2020, provisions relating to future plugging of wells costs amounted to Ps. 80,783,100 and Ps. 77,125,513, respectively, and are presented in the “Provisions for plugging of wells” (see Note 17).

D.
As of September 30, 2021 and 2020, the translation effect of property, plant and equipment items from a different currency than the presentation currency was Ps. 1,765,350 and Ps. (6,562,460), respectively.

E.
During the nine-month periods ended September 30, 2021 and 2020, PEMEX recognized a reversal of impairment of Ps. 38,242,464 and Ps. 16,110,579, respectively, which is presented as a separate line item in the consolidated statement of comprehensive income as follows:

	2021				2020
	Reversal of impairment		(Impairment)	Reversal of impairment / (Impairment), net	Reversal of impairment		(Impairment)	Reversal of impairment / (Impairment), net
Pemex Exploration and Production	Ps.	70,220,601	(32,584,927)	37,635,674	Ps.	52,973,448	(20,232,261)	32,741,187
Pemex Industrial (1) Transformation		7,760,170	(7,481,554)	278,616		5,496,925	(22,127,533)	(16,630,608)
Pemex Logistics		328,174	—	328,174		—	—	—

Total	Ps.	78,308,945	(40,066,481)	38,242,464	Ps.	58,470,373	(42,359,794)	16,110,579

(1)
On January 1, 2021, Pemex Fertilizers was merged into Pemex Industrial Transformation. For comparison purposes, all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment.

Cash Generating Unit (CGU) of Pemex Exploration and Production
During the nine-month periods ended September 30, 2021 and 2020, Pemex Exploration and Production recognized a net reversal of impairment, of Ps. 37,635,674 and Ps. 32,741,187, respectively.
The net reversal of impairment was in the following CGUs:

	2021		2020
Cantarell	Ps.	38,832,073	38,571,006
Aceite Terciario del Golfo		13,493,508	14,870,748
Crudo Ligero Marino		8,012,507	(1,045,288)
Antonio J. Bermudez		6,342,147	—
Tamaulipas Constituciones		2,301,884	—
Arenque		756,807	415,367
Ixtal - Manik		481,675	—
Drilling equipment		—	161,615

Reversal of impairment		70,220,601	52,973,448

Tsimin Xux		(13,576,171)	(15,938,558)
Chuc		(9,082,385)	(15,153,935)
Burgos		(7,213,977)	11,473,037
Ku-Maloob-Zaap		(993,579)	—
Cuenca de Veracruz		(494,368)	—
Lakach		(368,455)	(302,926)
Ogarrio Magallanes		(308,809)	—
Misión (Cee)		(297,469)	(28,424)
Cuenca de Macuspana		(126,242)	(122,791)
Cactus Sitio Grande		(123,472)	—
Costero		—	(158,664)

(Impairment)		(32,584,927)	(20,232,261)

Reversal of impairment, net	Ps.	37,635,674	32,741,187

As of September 30, 2021, Pemex Exploration and Production recognized a net reversal of impairment of Ps. 37,635,674, mainly due to: (i) an increase in crude oil prices, generating a positive effect of Ps. 80,075,374, mainly in the Cantarell, Antonio J. Bermúdez, Crudo Ligero Marino, Aceite Terciario del Golfo (“ATG”) and Tamaulipas Constituciones CGUs; (ii) an exchange rate effect of Ps. 7,676,061, as a result of the appreciation of the peso against the U.S. dollar, from a peso/U.S. dollar exchange rate of Ps. 19.9487 = U.S. $1.00 as of December 31, 2020 to Ps. 20.3060 = U.S. $1.00 as of September 30, 2021; (iii) a positive effect of Ps. 3,382,991, due to a decrease in the discount rate from 6.23% to 5.90%, mainly in the Cantarell, ATG, Ixtal Manik and Arenque CGUs. These effects were offset by (i) a decrease in production volume of crude oil and higher transportation and distribution costs, resulting in a negative effect of Ps. 44,788,913, mainly in the Tsimin Xux, Burgos and Cuenca de Macuspana CGUs; (ii) an increase in proven reserves in the new Ixachi, Xikin, Jaatsul, Cheek, Uchbal, TetL, Teekit, Suuk, Pokche and Mulach fields; (iii) a negative tax effect of Ps. 949,106, mainly in the Antonio J. Bermúdez, ATG and Tamaulipas Constituciones CGUs, due to higher income as a result of an increase in hydrocarbon prices and a decrease in the discount rate with respect to December 31, 2020; and (iv) a higher than expected cost on disposal of abandoned fixed assets of Ps. 7,760,733, due to the fact that these assets did not represent an investment for the remainder of financial year 2021, nor for the immediately subsequent years.
As of September 30, 2020, Pemex Exploration and Production recognized a net reversal of impairment of Ps. 32,741,187, mainly due to: (i) a positive foreign currency exchange rate effect of Ps. 43,544,187 mainly in Cantarell, Aceite Terciario del Golfo (“ATG”), Chuc, Tsimin, Xux, Ixtal Manik and Burgos cash generating units (“CGUs”) and (ii) an increase in crude oil prices, generating a positive effect of Ps. 28,932,000, mainly in the Cantarell, Burgos and ATG CGUs. These increases were partially offset by (i) an impact from discounting future cash flows of Ps. (35,193,000), mainly in the Cantarell, ATG and Burgos CGUs due to higher income from volume, price and exchange rate effect; (ii) a decrease in the volume production profiles, generating a negative effect of Ps. (3,673,000), mainly in the Tsimin Xux, Chuc, Crudo Ligero Marino, Ixtal Manik and Costero CGUs, due to natural declining production, partially offset by increases in the volume production profiles of new fields Ixachi, Xikin, Uchbal, Tetl, Teekit, Suuk, Pokche and Mulach; and (iii) higher taxes of Ps. (905,000) due to higher income from production profiles and prices compared to December 31, 2019, mainly in the Cantarell, ATG and Burgos CGUs.
The CGUs of Pemex Exploration and Production are investment projects in productive fields with hydrocarbon reserves associated with proved reserves. These productive hydrocarbon fields contain varying degrees of heating power consisting of a set of wells and are supported by fixed assets associated directly with production, such as pipelines, production facilities, offshore platforms, specialized equipment and machinery.
Each project represents the smallest unit which can concentrate the core revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
Pemex Exploration and Production determines the recoverable amount of fixed assets based on the long-term estimated prices for Pemex Exploration and Production’s proved reserves. The recoverable amount on each asset is the value in use.

To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

September 30,
	2021	2020
Average crude oil price	54.99 USD/bl	50.94 USD/bl
Average gas price	4.70 USD/mpc	5.42 USD/mpc
Average condensates price	64.29 USD/bl	57.60 USD/bl
Discount rate	5.90% annual	6.39% annual
For 2021 and 2020 the total forecast production, calculated with a horizon of 25 years was 6,141 and 6,511 million barrels of crude oil equivalent, respectively.
Pemex Exploration and Production, in compliance with practices observed in the industry, estimates the recovery value of asset by determining its value in use, based on cash flows associated with proved reserves after taxes and using a discount rate, also after taxes.
As of September 30, 2021 and 2020, values in use for CGUs with impairment or reversal of impairment are:

	2021		2020
Ku-Maloob-Zaap	Ps.	646,140,977	860,706,622
Cuenca de Veracruz		169,460,571	105,692,219
Cantarell		142,433,061	133,201,832
Chuc		54,633,917	21,361,677
Aceite Terciario del Golfo		54,019,442	15,747,232
Ogarrio Magallanes		29,327,987	25,883,780
Antonio J. Bermudez		28,193,558	46,336,093
Cactus Sitio Grande		25,684,671	19,180,576
Crudo Ligero Marino		21,536,136	—
Tsimin Xux		20,681,792	14,797,749
Ixtal - Manik		13,902,514	13,238,398
Burgos		9,686,548	17,599,717
Poza Rica		8,597,852	14,416,335
Tamaulipas Constituciones		7,070,363	17,773,512
Arenque		5,937,235	9,170,168
Cuenca de Macuspana		843,489	114,921

Total	Ps.	1,238,150,113	1,315,220,831

Cash Generating Units of Pemex Industrial Transformation
During the nine-month periods ended September 30, 2021 and 2020, Pemex Industrial Transformation recognized a net reversal of impairment and impairment of Ps. 278,616 and Ps. (16,630,608) respectively.

The net reversal of impairment and net impairment were in the following cash generating units:

	2021		2020
Tula Refinery	Ps.	5,712,131	2,919,561
Morelos Petrochemical Complex		2,048,039	—
Minatitlán Refinery		—	2,577,364

Reversal of impairment		7,760,170	5,496,925
Madero Refinery		(4,517,060)	(15,070,542)
Minatitlán Refinery		(1,639,975)	—
Fertilizer plants		(1,324,519)	(92,644)
Cangrejera Petrochemical Complex		—	(5,844,455)
Morelos Petrochemical Complex		—	(1,119,892)

(Impairment)		(7,481,554)	(22,127,533)

Reversal of impairment (impairment)	Ps.	278,616	(16,630,608)

As of September 30, 2021, Pemex Industrial Transformation recognized a net reversal of impairment of Ps. 278,616. This net reversal of impairment was mainly due to (i) an increase of the exchange rate, from a peso/U.S. dollar exchange rate of Ps. 19.9487 = U.S. $1.00 as of December 31, 2020 to Ps. 20.3060 = U.S. $1.00 as of September 30, 2021, which are used as cash flows when U.S. dollars are taken as reference; and (ii) a decrease in the discount rate of CGUs of refined products and petrochemical products by 1.49% and 1.19%, respectively and an increase in gas and ethylene products by 0.90% and 0.54%, respectively.
As of September 30, 2020, the net impairment of Ps. (16,630,608) was mainly due to (i) lower production levels, mainly at the Madero Refinery; (ii) decrease in prices of products; (iii) a decrease in the discount rate of CGUs of refined products, refined products and gas by 0.41%, 0.12% and 0.02%, respectively, and an increase in ethylene by 0.10%; and (iv) the depreciation of the peso against the U.S. dollar, from a peso/U.S. dollar exchange rate of Ps. 18.8452 = U.S. $1.00 as of December 31, 2019 to Ps. 22.4573 = U.S. $1.00 as of September 30, 2020, which are used as cash flows when U.S. dollars are taken as reference.
To determine the value in use of long-lived assets associated with the cash-generating units of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	As of September 30,
	2021	2020	2021	2020	2021	2020	2021	2020	2021
	Refining		Gas		Petrochemicals		Ethylene		Fertilizers
Average crude oil Price per barrel	U.S $59.10	U.S $35.5	N.A.		N.A.		N.A.		N.A.
Processed volume (i)	906 Mbd	726 Mbd	2,161	2,134	Variable because the load inputs are diverse
			mmpcd of humid gas
Rate of Ps./U.S. dollar	20.3060	22.4573	20.3060	22.4573	20.3060	22.4537	20.3060	22.4573	20.3060
Useful lives of the cash generating units (year average)	11	12	7	7	6	7	5	6	5
Discount rate (% annual)	9.34%	11.22%	10.66%	9.70%	8.57%	8.69%	8.57%	8.27%	10.01%
Period*	2021-2031		2021-2027		2021-2026		2021-2025		2021-2025

*	The first 5 years are projected and stabilize at year 6.
(i)	Average of the first 4 years
N.A.
Non-applicable
Cash generating units in Pemex Industrial Transformation are processing centers grouped according to their types of processes as refineries, gas complex processors, and petrochemical centers. These centers produce various finished products for direct sale to customers or intermediate products that can be processed in another of its cash generating units or by a third party. Each processing center of Pemex Industrial Transformation represents the smallest unit that has distinguishable revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.

Cash flow determinations are made based on PEMEX’s business plans, operating financial programs, forecasts of future prices of products related to the processes of the cash generating units, budget programs and various statistical models that consider historical information of processes and the capacity of various processing centers.
As of September 30, 2021 and 2020, the value in use for the impairment of fixed assets was as follows:

	2021		2020
Tula Refinery	Ps.	55,499,327	78,070,937
Salina Cruz Refinery		50,208,309	53,509,636
Minatitlán Refinery		15,396,795	63,556,867
Morelos Petrochemical Complex		11,103,807	7,094,966
Cangrejera Petrochemical Complex		9,335,695	6,366,959
Madero Refinery		1,635,845	10,210,029

Total	Ps.	143,179,778	218,809,394